Orbital receivables (Tables)	12 Months Ended
Dec. 31, 2017
Orbital receivables
The schedule of expected timing of billing and collection of orbital receivables relating to launched and unlaunched satellites

	Carrying value
	Launched	Unlaunched	Total
2018	$30.0	$—	$30.0
2019	29.1	0.3	29.4
2020	35.7	1.7	37.4
2021	38.8	3.7	42.5
2022	41.8	5.9	47.7
Thereafter	219.2	48.0	267.2
Orbital receivables	394.6	59.6	454.2
Current portion (note 10)	(30.0)	—	(30.0)
December 31, 2017	$364.6	$59.6	$424.2
Orbital receivables	$367.9	$77.6	$445.5
Current portion (note 10)	(27.1)	—	(27.1)
December 31, 2016	$340.8	$77.6	$418.4

The schedule of expected timing of total contractual cash flows for all launched and unlaunched satellites including principal and interest payments

Total
2018	$57.8
2019	60.2
2020	65.8
2021	66.6
2022	71.3
Thereafter	466.7
$788.4